Net Earnings (Loss) Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
NET LOSS PER COMMON SHARE:
Schedule of Basic and Diluted Net Earnings (Loss) Per Common Share Attributable to Common Shareholders

Net earnings (loss) per common share is calculated in accordance with ASC 260, Earnings Per Share. Basic and diluted net earnings (loss) per common share attributable to common stockholders is calculated for the periods presented (in thousands) as follows.

	Three Months Ended March 31,
	2024	2023
Basic net earnings (loss) per common share allocable to common stockholders

NUMERATOR
Net income (loss)	$(9,437)	$1,658
Less: net earnings allocable to participating securities	-	-
Net earnings (loss) allocable to common shareholders	(9,437)	1,658
DENOMINATOR
Weighted-average shares of common stock outstanding used to calculate basic net earnings (loss) per common share	2,790	2,167

Basic net earnings (loss) per common share allocable to common stockholders	$(3.38)	$0.77

Diluted net earnings (loss) per common share allocable to common stockholders

NUMERATOR
Net earnings (loss) allocable to common stockholders	$(9,437)	$1,658
Add back: interest on convertible promissory notes	-	85
Net earnings (loss) allocable to common stockholders	(9,437)	1,743
DENOMINATOR
Weighted-average shares of common stock outstanding used to calculate basic net earnings (loss) per common share	2,790	2,167
Add: dilutive effect of stock options	-	2,031
Add: dilutive effect of warrants	-	359
Add: dilutive effect of common stock issued for convertible promissory notes	-	689
Add: dilutive effect of redeemable convertible preferred stock	-	3,323
Weighted-average shares of common stock outstanding used to calculate diluted net earnings (loss) per common share	2,790	8,569

Diluted net earnings (loss) per common share attributable to common stockholders	$(3.38)	$0.20

Net earnings (loss) per common share is calculated in accordance with ASC 260, Earnings Per Share. Basic and diluted net earnings (loss) per common share attributable to common shareholders is calculated as follows for the years ended December 31, 2023 and 2022:

	2023	2022
Basic net earnings (loss) per common share allocable to common shareholders

NUMERATOR
Net income (loss)	$5,269,854	$(2,682,108)
Less: net earnings allocable to participating securities	-	-
Net earnings (loss) allocable to common shareholders	5,269,854	(2,682,108)
DENOMINATOR
Weighted-average shares of common stock outstanding used to calculate basic net earnings (loss) per common share	2,288,377	2,145,002

Basic net earnings (loss) per common share allocable to common shareholders	$2.30	$(1.25)

Diluted net earnings (loss) per common share allocable to common shareholders

NUMERATOR
Net earnings (loss) allocable to common shareholders	$5,269,854	$(2,682,108)
Add back: interest on convertible promissory notes	558,082	-
Net earnings (loss) allocable to common shareholders	5,827,936	(2,682,108)
DENOMINATOR
Weighted-average shares of common stock outstanding used to calculate basic net earnings (loss) per common share	2,288,377	2,145,002
Add: dilutive effect of stock options	1,716,695	-
Add: dilutive effect of warrants	-	-
Add: dilutive effect of common stock issued for convertible promissory notes	-	-
Add: dilutive effect of redeemable convertible preferred stock	-	-
Weighted-average shares of common stock outstanding used to calculate diluted net earnings (loss) per common share	4,005,072	2,145,002
Diluted net earnings (loss) per common share attributable to common shareholders	$1.46	$(1.25)

Schedule of Diluted Net Earnings (loss) Per Common Share

The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net earnings (loss) per common share for the periods presented (in thousands) as follows, because to do so would be anti-dilutive:

	Three Months Ended March 31,
	2024	2023
Stock options	1,736	-
Warrants	2,103	-
Total anti-dilutive securities	3,839	-

The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net earnings (loss) per common share for the years ended December 31, 2023 and 2022 because to do so would be anti-dilutive:

	2023	2022
Redeemable convertible preferred stock	-	3,402,225
Convertible promissory notes	-	220,008
Stock options	-	2,012,750
Warrants	484,918	367,015
Total anti-dilutive securities	484,918	6,001,998